SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Foreign Currency Translation and change in reporting currency) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) ¥ / $	Dec. 31, 2016 CNY (¥) ¥ / $	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Foreign currency translation adjustment	$ 4,228	¥ 29,356	¥ 101	¥ 0
Exchange rate	6.9430	6.9430